Other Financial Statement Details - Reclassifications Out Of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Net revenues	$ 4,226	$ 3,683	$ 3,857	$ 3,685	$ 3,744	$ 3,239	$ 3,136	$ 2,975	$ 15,451	$ 13,094	$ 10,842
Other income (expense), net									182	73	45
Income before income taxes									2,376	2,200	1,631
Income tax expense									(319)	(405)	(230)
Net income	$ 584	$ 436	$ 526	$ 511	$ 620	$ 380	$ 411	$ 384	2,057	1,795	1,401
Amount of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss)
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Income before income taxes									(30)	8	115
Income tax expense									0	0	0
Net income									(30)	8	115
Amount of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) | Gains (losses) on cash flow hedges—foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Net revenues									(30)	17	119
Amount of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) | Unrealized losses on investments
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Other income (expense), net									$ 0	$ (9)	$ (4)